FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of company's financial liabilities and estimated maturities

Contractual maturities of financial liabilities At 31 December 2021	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Accounts payable	11,664			11,664	11,664
Lease liabilities	2,109	2,553		4,662	4,192
Accrued expenses and other current liabilities	20,896			20,896	20,896
Borrowing	9,159	107,213	9,000	125,371	83,620
Payable in respect of intangible assets purchase	17,600	5,000		22,600	20,480
Royalty obligation	-	1,011	1,351	2,362	750
Contractual maturities of financial liabilities At 31 December 2020	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Accounts payable	11,553			11,553	11,553
Lease liabilities	1,985	4,210	—	6,195	5,517
Accrued expenses and other current liabilities	24,082			24,082	24,082
Borrowing	10,154	107,514	18,530	136,198	81,386
Payable in respect of intangible assets purchase	20,600	10,000		30,600	24,745
Royalty obligation	127	747	912	1,786	750